UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
 615 East Michigan Street
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: February 29, 2012

Date of reporting period:  August 31, 2011

Item 1. Reports to Stockholders.

Semi-Annual Report
August 31, 2011

TWM GLOBAL EQUITY INCOME FUND

Institutional Class Shares
(Trading Symbol: TWMLX)

Investor Class Shares
(Trading Symbol: TWMVX)

Investment Adviser

Tiedemann Wealth Management, LLC
520 Madison Avenue
26th Floor
New York, New York 10022
1-855-TWM-FUND (1-855-896-3863)

Table of Contents

LETTER TO SHAREHOLDERS	3
EXPENSE EXAMPLE	5
INVESTMENT HIGHLIGHTS	7
SCHEDULE OF INVESTMENTS	10
STATEMENT OF ASSETS AND LIABILITIES	15
STATEMENT OF OPERATIONS	16
STATEMENT OF CHANGES IN NET ASSETS	17
FINANCIAL HIGHLIGHTS	18
NOTES TO FINANCIAL STATEMENTS	20
BASIS FOR TRUSTEES’ APPROVAL OF INVESTMENT ADVISORY AGREEMENT	28
NOTICE OF PRIVACY POLICY & PRACTICES	32
ADDITIONAL INFORMATION	33

Dear Shareholders:

An acknowledgement of the true state of the world’s economy and financial system finally caught up with the financial markets in the beginning of the third quarter.  Major unresolved issues—including sovereign debt problems and banking system woes in Europe, a slowing of the Chinese economy and the U.S. debt ceiling—prompted uneasiness as the markets came to grips with reality.  Meanwhile, as the Federal Reserve began to wind down its quantitative easing program, commonly referred to as QE2, signs of slowing U.S. economic growth emerged causing significant volatility across all markets.

Due to these macro-economic headwinds, we believe equity investing will be challenging over the next few years during what we expect will be a slow and uneven global economic recovery. In such a volatile market environment, we believe investors should focus their equity investments on a portfolio of large-capitalization, globally diversified companies with a consistent track record of issuing regular dividends. Making regular dividend payments is a long-term commitment for companies, particularly since the investment community tends to punish dividend cuts severely. Companies that have paid consistent dividends for over 10-15 years have been more likely to have strong balance sheets, stable cash flows and less cyclical businesses. In our opinion, companies that maintained or increased their dividends during the 2007-2009 credit crisis had particularly robust business models and had strong management teams with expertise in allocating capital. These are the types of businesses that TWM Global Equity Income Fund (the “Fund”) seeks to invest in.

For the first five months of the Fund’s operations through August 31, 2011, the Fund’s Institutional Share Class had a total return of -3.8% outperforming the MSCI World Index (the “Index”) by +4.5%, which had a total return of -8.3% for the same period.

The Fund’s overweight to U.S. equities and underweight to European equities, relative to the benchmark, contributed modestly to the Fund’s relative  outperformance. The Fund’s primary source of relative outperformance was from  security selection within the Industrials, Healthcare, Consumer Cyclicals and Financial Services sectors. The Fund’s covered call option program was a positive contributor to overall performance.

The top contributor to the Fund’s performance was Canon, Inc., a company that designs, manufactures, and distributes an extensive range of consumer and electronic products including copiers, cameras, and printers. The company is based in Japan, but 80% of its revenues are derived from non-Japanese markets.

The largest detractor to the Fund’s performance was Johnson Controls, Inc., a company with three business lines: a building efficiency group that provides controls and services for HVAC systems; an automotive group that primarily sells interior products; and a power solutions group that makes batteries for vehicles and other applications.

As of August 31, 2011, the Fund was invested in a portfolio of 60 companies located in developed markets with market capitalizations in excess of $8 Billion (USD). There has been no company turnover nor any company dividend cuts since the Fund’s inception. As of August 31, 2011, covered calls were written against 57% of the Fund’s assets and has ranged from 56%-59% since the Fund’s inception on March 31, 2011.

Thank you for investing with us and for your continued confidence.

Very truly yours,

Tiedemann Wealth Management, LLC

Disclosure Statement

Past performance is not a guarantee of future results.

The information provided herein represents the opinion of the fund manager and is not intended to be a forecast of future events or a guarantee of future results.

Diversification does not assure a profit or protect against loss in a declining market.

Must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk.  Principal loss is possible.  The Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund.  Therefore, the Fund is more exposed to individual stock volatility than a diversified fund.  The Fund may also use options and future contracts, which have the risks of unlimited losses of the underlying holdings due to unanticipated market movements and failure to correctly predict the direction of security prices, interest rates and currency exchange rates.  The investment in options is not suitable for all investors.

Cash flow measures the cash generating capability of a company by adding non-cash charges (e.g. depreciation) and interest expense to pretax income.

The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of the developed markets.  As of May 30, 2011, the MSCI World Index consisted of the following 24 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States.

One cannot invest directly in an index.

The TWM Global Equity Income Fund is distributed by Quasar Distributors, LLC.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.  For a complete list of fund holdings, please refer to the Schedule of Investments in this report.

TWM GLOBAL EQUITY INCOME FUND
Expense Example
(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees, distribution fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 31, 2011 - August 31, 2011) for the Institutional Class shares and (May 31, 2011 - August 31, 2011) for the Investor Class shares.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. In addition, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s transfer agent. You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem your shares of the Fund within ninety days of purchase. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of ETFs or other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example. The example includes, but is not limited to, management fees, fund administration and accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

TWM GLOBAL EQUITY INCOME FUND
Expense Example (Continued)
(Unaudited)

	Institutional Class
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	March 31, 2011 -
	March 31, 2011	August 31, 2011	August 31, 2011*
Actual	$1,000.00	$ 962.00	$4.83
Hypothetical (5% return before expenses)	$1,000.00	$1,016.16	$4.96

*
Expenses are equal to the Fund’s annualized expense ratio of 1.40%, multiplied by the average account value over the period, multiplied by 154/366 (to reflect the period from March 31, 2011 through August 31, 2011).

	Investor Class
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	May 31, 2011 -
	May 31, 2011	August 31, 2011	August 31, 2011*

Actual	$1,000.00	$ 926.70	$3.54
Hypothetical (5% return before expenses)	$1,000.00	$1,007.84	$3.69

*
Expenses are equal to the Fund’s annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 92/366 (to reflect the period from May 31, 2011 through August 31, 2011).

TWM GLOBAL EQUITY INCOME FUND
Investment Highlights
(Unaudited)

The Fund’s investment objective is long-term capital appreciation and income. The Fund seeks to achieve it’s investment objective by investing primarily in a portfolio of common stocks and equity call option securities of issuers in developed markets throughout the world, including the United States.  The Fund will generally invest at least 80% of its net assets (including any borrowings for investment purposes) in equity securities of companies with large market capitalizations.  Under normal market conditions, the Fund generally invests in securities of issuers from at least three different countries (including the United States), with at least 40% of the Fund’s net assets invested in foreign securities. The Fund’s allocation of portfolio assets as of August 31, 2011 is shown below.

Allocation of Portfolio Assets
(% of Investments)

TWM GLOBAL EQUITY INCOME FUND
Investment Highlights (Continued)
(Unaudited)

Total Returns as of August 31, 2011

Since Inception
(3/31/11)
Institutional Class Shares	(3.80)%
MSCI World Index	(8.30)%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-855-TWM-FUND (1-855-896-3863).

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following graph illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date. The graph does not reflect any future performance.

The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of the developed markets.  As of May 30, 2011, the MSCI World Index consisted of the following 24 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States.

One cannot invest directly in an index.

Growth of $500,000 Investment

*  Inception Date

TWM GLOBAL EQUITY INCOME FUND
Investment Highlights (Continued)
(Unaudited)

Total Returns as of August 31, 2011

Since Inception
(5/31/11)
Investor Class Shares	(7.33)%
MSCI World Index	(10.18)%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-855-TWM-FUND (1-855-896-3863).

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following graph illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date. The graph does not reflect any future performance.

The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of the developed markets.  As of May 30, 2011, the MSCI World Index consisted of the following 24 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States.

One cannot invest directly in an index.

Growth of $25,000 Investment

*  Inception Date

TWM GLOBAL EQUITY INCOME FUND

Schedule of Investments

August 31, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS 95.21%

Aerospace & Defense 8.73%
BAE Systems PLC (b)	938,200	$4,186,447
General Dynamics Corp.	61,200	3,921,696
Honeywell International, Inc.	106,900	5,110,889
United Technologies Corp.	117,700	8,739,225
		21,958,257
Air Freight & Logistics 0.41%
Expeditors International of Washington, Inc.	22,700	1,032,850

Auto Components 1.40%
Johnson Controls, Inc.	110,200	3,513,176

Beverages 5.41%
Coca-Cola Co.	193,200	13,610,940

Capital Markets 2.08%
Charles Schwab Corp.	110,800	1,366,164
Franklin Resources, Inc.	14,700	1,762,824
Northern Trust Corp.	27,900	1,072,197
T Rowe Price Group, Inc.	19,100	1,021,468
		5,222,653
Chemicals 8.64%
Air Liquide SA (b)(c)	37,500	4,870,322
Air Products & Chemicals, Inc.	28,100	2,300,547
Ecolab, Inc.	24,900	1,334,640
Linde AG (b)(c)	26,000	3,977,952
PPG Industries, Inc.	27,700	2,121,543
Praxair, Inc.	28,900	2,846,361
Shin-Etsu Chemical Co Ltd. (b)	84,700	4,296,559
		21,747,924
Commercial Banks 2.46%
Hang Seng Bank Ltd. (b)	114,400	1,690,055
Standard Chartered PLC (b)(c)	198,300	4,504,895
		6,194,950
Electric Utilities 0.76%
Power Assets Holdings Ltd. (b)	245,200	1,904,296

Electrical Equipment 1.80%
Emerson Electric Co.	97,300	4,529,315

Food Products 5.24%
Nestle SA (b)(c)	213,100	13,185,476

Gas Utilities 0.55%
Hong Kong & China Gas Co Ltd. (b)	583,310	1,374,082

Health Care Equipment & Supplies 0.59%
Cie Generale d’Optique Essilor International SA (b)	19,500	1,493,107

The accompanying notes are an integral part of these financial statements.

TWM GLOBAL EQUITY INCOME FUND

Schedule of Investments (Continued)

August 31, 2011 (Unaudited)

	Shares	Value
Insurance 10.96%
ACE Ltd. (b)	86,700	$5,599,086
Aflac, Inc.	85,800	3,236,376
Chubb Corp.	76,600	4,740,774
Muenchener Rueckversicherungs AG (b)	82,100	10,710,206
QBE Insurance Group Ltd. (b)	216,700	3,280,834
		27,567,276
IT Services 1.66%
Automatic Data Processing, Inc.	62,100	3,106,863
Paychex, Inc.	40,100	1,081,898
		4,188,761
Machinery 2.78%
Dover Corp.	26,000	1,495,520
Illinois Tool Works, Inc.	59,300	2,759,822
Parker Hannifin Corp.	21,600	1,586,088
Stanley Black & Decker, Inc.	18,500	1,146,630
		6,988,060
Media 3.63%
Mcgraw-Hill Cos, Inc.	48,900	2,059,179
Omnicom Group, Inc.	47,900	1,942,345
Pearson PLC (b)	156,800	2,834,115
WPP PLC (b)	220,800	2,303,502
		9,139,141
Multi-Utilities 1.62%
Consolidated Edison, Inc.	72,700	4,086,467

Office Electronics 4.10%
Canon, Inc. (b)(c)	218,600	10,315,399

Oil, Gas & Consumable Fuels 6.04%
Chevron Corp.	137,100	13,560,561
Imperial Oil Ltd. (a)(b)	40,000	1,640,356
		15,200,917
Pharmaceuticals 11.52%
Eli Lilly & Co.	205,900	7,723,309
Johnson & Johnson	200,600	13,199,480
Takeda Pharmaceutical Co Ltd. (b)(c)	166,400	8,059,353
		28,982,142
Real Estate Management & Development 2.29%
Cheung Kong Holdings Ltd. (b)	177,500	2,501,701
Hang Lung Properties Ltd. (b)	264,500	983,858
Sun Hung Kai Properties Ltd. (b)	160,900	2,272,481
		5,758,040
Semiconductors & Semiconductor Equipment 4.83%
Intel Corp.	604,300	12,164,559

The accompanying notes are an integral part of these financial statements.

TWM GLOBAL EQUITY INCOME FUND

Schedule of Investments (Continued)

August 31, 2011 (Unaudited)

	Shares	Value
Software 1.44%
SAP AG (b)(c)	66,600	$3,631,970

Specialty Retail 2.53%
Hennes & Mauritz AB (b)	108,700	3,386,347
TJX Cos, Inc.	54,600	2,982,252
		6,368,599
Textiles, Apparel & Luxury Goods 3.74%
Hermes International (b)	6,000	2,286,140
LVMH Moet Hennessy Louis Vuitton SA (b)(c)	20,200	3,409,011
NIKE, Inc.	42,800	3,708,620
		9,403,771
TOTAL COMMON STOCKS (Cost $252,031,844)		239,562,128

REAL ESTATE INVESTMENT TRUSTS 2.01%
AvalonBay Communities, Inc.	11,100	1,513,818
HCP, Inc.	41,100	1,532,208
Public Storage	16,300	2,016,799
TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $4,747,500)		5,062,825
	Principal
	Amount
SHORT TERM INVESTMENTS 2.76%
Money Market Funds 2.76%
STIT-Treasury Portfolio 0.020%, (d)	$6,942,581	6,942,581
TOTAL SHORT TERM INVESTMENTS (Cost $6,942,581)		6,942,581
Total Investments (Cost $263,721,925) 99.98%		251,567,534
Other Assets in Excess of Liabilities 0.02%		40,994
TOTAL NET ASSETS 100.00%		$251,608,528
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Foreign Issued Security.
(c)	All or a portion of this security is pledged as collateral for written options.
(d)	Variable rate security; the rate shown represents the rate at August 31, 2011.

The Schedule of Investments incorporates the Global Industry Classification Standard (GICS®).  GICS was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poors Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by Smead Capital Management, Inc.

The accompanying notes are an integral part of these financial statements.

TWM GLOBAL EQUITY INCOME FUND

Schedule of Options Written

August 31, 2011 (Unaudited)

	Contracts	Value
CALL OPTIONS
ACE Ltd.
Expiration: November, 2011, Exercise Price: $67.50	739	$145,952
Aflac, Inc.
Expiration: November, 2011, Exercise Price: $41.00	732	97,356
Air Liquide SA
Expiration: September, 2011, Exercise Price: $100.00	264	1,896
Air Products & Chemicals, Inc.
Expiration: September, 2011, Exercise Price: $105.00	228	1,710
Canon, Inc.
Expiration: September, 2011, Exercise Price: $4,000.00	1,424	186
Chevron Corp.
Expiration: September, 2011, Exercise Price: $105.00	914	38,388
Chevron Corp.
Expiration: October, 2011, Exercise Price: $105.00	255	43,095
Chubb Corp.
Expiration: October, 2011, Exercise Price: $65.00	437	56,810
Coca-Cola Co.
Expiration: November, 2011, Exercise Price: $72.50	1,648	215,888
Consolidated Edison, Inc.
Expiration: November, 2011, Exercise Price: $60.00	620	31,000
Emerson Electric Co.
Expiration: September, 2011, Exercise Price: $57.50	683	3,415
General Dynamics Corp.
Expiration: November, 2011, Exercise Price: $65.00	522	153,990
Honeywell International, Inc.
Expiration: September, 2011, Exercise Price: $60.00	715	2,145
Illinois Tool Works, Inc.
Expiration: September, 2011, Exercise Price: $62.50	481	1,202
Intel Corp.
Expiration: October, 2011, Exercise Price: $24.00	4,897	29,382
iShares MSCI EAFE Index Fund
Expiration: September, 2011, Exercise Price: $56.00	388	18,236
Johnson Controls, Inc.
Expiration: October, 2011, Exercise Price: $44.00	893	2,233
Johnson & Johnson
Expiration: October, 2011, Exercise Price: $67.50	738	81,180
Johnson & Johnson
Expiration: October, 2011, Exercise Price: $70.00	973	35,028
Eli Lilly & Co.
Expiration: October, 2011, Exercise Price: $40.00	1,669	56,746
Linde AG
Expiration: September, 2011, Exercise Price: $130.00	183	526

The accompanying notes are an integral part of these financial statements.

TWM GLOBAL EQUITY INCOME FUND

Schedule of Options Written (Continued)

August 31, 2011 (Unaudited)

	Contracts	Value
LVMH Moet Hennessy Louis Vuitton SA
Expiration: October, 2011, Exercise Price: $140.00	164	$5,654
Nestle SA
Expiration: October, 2011, Exercise Price: $54.00	685	17,851
Nestle SA
Expiration: September, 2011, Exercise Price: $56.00	1,041	2,584
NIKE, Inc.
Expiration: October, 2011, Exercise Price: $97.50	347	33,312
Omnicom Group, Inc.
Expiration: October, 2011, Exercise Price: $55.00	388	970
Praxair, Inc.
Expiration: October, 2011, Exercise Price: $115.00	234	3,510
SAP AG
Expiration: September, 2011, Exercise Price: $45.00	468	1,345
Standard Chartered PLC
Expiration: September, 2011, Exercise Price: $1,700.00	139	9,162
Takeda Pharmaceutical Co Ltd.
Expiration: September, 2011, Exercise Price: $4,000.00	1,103	144
TJX Cos, Inc.
Expiration: October, 2011, Exercise Price: $60.00	466	27,494
United Technologies Corp.
Expiration: November, 2011, Exercise Price: $75.00	1,004	386,540
		1,504,930
Total Options Written (Premiums received $2,122,557)		$1,504,930

Schedule of Open Futures Contracts

August 31, 2011 (Unaudited)

	Number		Unrealized
	of Contracts	Settlement	Appreciation/
Description	Purchased	Month	(Depreciation)
Mini MSCI EAFE	49	September-11	$155,159
S&P 500 Emini	62	September-11	177,157
Total Futures Contracts Purchased			$332,316

The accompanying notes are an integral part of these financial statements.

TWM GLOBAL EQUITY INCOME FUND

Statement of Assets and Liabilities

August 31, 2011 (Unaudited)

Assets
Investments, at value (cost $263,721,925)	$251,567,534
Foreign currencies, at value (cost $123,087)	124,277
Deposit for futures at broker	646,425
Dividends and interest receivable(1)	1,054,307
Other assets	8,410
Total Assets	253,400,953

Liabilities
Written options, at value (premium received $2,122,557)	1,504,930
Payable to affiliates	61,493
Payable to Advisor	197,823
Accrued expenses and other liabilities	28,179
Total Liabilities	1,792,425
Net Assets	$251,608,528

Net Assets Consist Of:
Paid-in capital	$262,364,324
Accumulated net investment income	2,089,568
Accumulated net realized loss	(1,649,790)
Net unrealized appreciation (depreciation) on:
Investments	(12,154,391)
Foreign currency translation	8,874
Futures contracts	332,316
Options contracts	617,627
Net Assets	$251,608,528

Institutional Class Shares
Net Assets	251,607,601
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	26,141,378
Net asset value, redemption price and offering price per share(2)	$9.62

Investor Class Shares
Net Assets	927
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	96
Net asset value, redemption price and offering price per share(2)	$9.61

(1)	Net of $28,979 in dividend withholding tax payable.
(2)	If applicable, redemption price per share may be reduced by a redemption fee.

The accompanying notes are an integral part of these financial statements.

TWM GLOBAL EQUITY INCOME FUND

Statement of Operations

For the Period Ended August 31, 2011(1) (Unaudited)

Investment Income
Dividend income(2)	$3,098,938
Interest income	713
Total Investment Income	3,099,651

Expenses
Advisory fees	857,406
Administration fees	79,480
Transfer agent fees and expenses	18,086
Federal and state registration fees	14,646
Custody fees	10,346
Audit and tax fees	7,854
Legal fees	5,152
Reports to shareholders	4,620
Chief Compliance Officer fees and expenses	4,158
Trustees’ fees and related expenses	2,124
Other expenses	6,211
Total Expenses	1,010,083
Net Investment Income	2,089,568

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	143,194
Foreign currency translation	(145,800)
Option contracts expired or closed	167,034
Futures contracts closed	(1,814,218)
Change in net unrealized appreciation (depreciation) on:
Investments	(12,154,391)
Foreign currency translation	8,874
Futures contracts	332,316
Options contracts	617,627
Net Realized and Unrealized Gain on Investments	(12,845,364)
Net Decrease in Net Assets from Operations	$(10,755,796)

(1)	The Institutional Class shares commenced operations on March 31, 2011, and the Investor Class shares commenced operations on May 31, 2011.
(2)	Net of $223,322 in foreign withholding taxes.

The accompanying notes are an integral part of these financial statements.

TWM GLOBAL EQUITY INCOME FUND

Statement of Changes in Net Assets

Period Ended
August 31, 2011(1)
(Unaudited)
From Operations
Net investment income	$2,089,568
Net realized gain (loss) from:
Investments	143,194
Foreign currency translation	(145,800)
Option contracts expired or closed	167,034
Futures contracts closed	(1,814,218)
Change in net unrealized appreciation (depreciation) on:
Investments	(12,154,391)
Short transactions	8,874
Futures contracts	332,316
Options contracts	617,627
Net decrease in net assets from operations	(10,755,796)

From Capital Share Transactions
Proceeds from shares sold - Institutional Class	167,937,621
Proceeds from shares sold - Investor Class	1,000
Proceeds from shares issued from transfers in-kind - Institutional Class(2)	102,556,660
Payments for shares redeemed - Institutional Class	(8,130,957)
Net increase in net assets from capital share transactions	262,364,324
Total increase in net assets	251,608,528

Net Assets:
Beginning of period	—
End of period	$251,608,528
Accumulated net investment income	$2,089,568

(1)	The Institutional Class shares commenced operations on March 31, 2011, and the Investor Class shares commenced operations on May 31, 2011.
(2)	See Note 7 to the Financial Statements.

The accompanying notes are an integral part of these financial statements.

TWM GLOBAL EQUITY INCOME FUND – INSTITUTIONAL CLASS

Financial Highlights

Per Share Data for a Share Outstanding Throughout the Period

Period Ended
August 31, 2011(1)
(Unaudited)
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income(2)	0.10
Net realized and unrealized gain (loss) on investments	(0.48)
Total from Investment Operations	(0.38)
Net Asset Value, End of Period	$9.62
Total Return(3)	-3.80%

Supplemental Data and Ratios:
Net assets at end of period (000’s)	$251,608
Ratio of expenses to average net assets:
Before waiver and expense reimbursement(4)	1.17%
After waiver and expense reimbursement(4)	1.17%
Ratio of net investment loss to average net assets:
Before waiver and expense reimbursement(4)	2.45%
After waiver and expense reimbursement(4)	2.45%
Portfolio turnover rate(3)	1.21%

(1)	The Institutional Class shares commenced operations on March 31, 2011.
(2)	Per share net investment income was calculated using average shares outstanding.
(3)	Not annualized for periods less than a full year.
(4)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

TWM GLOBAL EQUITY INCOME FUND – INVESTOR CLASS

Financial Highlights

Per Share Data for a Share Outstanding Throughout the Period

Period Ended
August 31, 2011(1)
(Unaudited)
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income(2)	0.02
Net realized and unrealized gain (loss) on investments	(0.41)
Total from Investment Operations	(0.39)
Net Asset Value, End of Period	$9.61
Total Return(3)	-7.33%

Supplemental Data and Ratios:
Net assets at end of period (000’s)	$1
Ratio of expenses to average net assets:
Before waiver and expense reimbursement(4)	1.46%
After waiver and expense reimbursement(4)	1.46%
Ratio of net investment loss to average net assets:
Before waiver and expense reimbursement(4)	0.90%
After waiver and expense reimbursement(4)	0.90%
Portfolio turnover rate(3)	1.21%

(1)	The Investor Class shares commenced operations on May 31, 2011.
(2)	Per share net investment income was calculated using average shares outstanding.
(3)	Not annualized for periods less than a full year.
(4)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

TWM GLOBAL EQUITY INCOME FUND
Notes to Financial Statements
August 31, 2011 (Unaudited)

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001.  The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The TWM Global Equity Income Fund (the “Fund”) represents a distinct series with its own investment objectives and policies within the Trust.  The investment objective of the Fund is long-term capital appreciation and income.  The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value.  The assets of the Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.  The Fund currently offers two classes of shares, the Investor Class and the Institutional Class.  The Investor share class is subject to a 0.35% distribution and shareholder servicing fee.  Each class of shares has identical rights and privileges except with respect to the distribution fees, and voting rights on matters affecting a single class of shares.  The classes differ principally in their respective distribution expenses.  The Fund became effective on March 28, 2011.  The Institutional Class shares commenced operations on March 31, 2011.  The Investor Class shares commenced operations on May 31, 2011.  Costs incurred by the Fund in connection with the organization, registration and the initial public offering of shares were paid by Tiedemann Wealth Management, LLC (the “Adviser”).

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements.  These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

(a) Investment Valuation

Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the stock is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price.  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation.  If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.

Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a pricing service (“Pricing Service”).  If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models.  Short-term debt securities, such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost.  If a short-term debt security has a maturity of greater than 60 days, it is valued at market price.

When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees (the “Board of Trustees”).  These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value.  The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.

Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the

TWM GLOBAL EQUITY INCOME FUND
Notes to Financial Statements (Continued)
August 31, 2011 (Unaudited)

option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value.  ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  ASC 820 also requires enhanced disclosures regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 —	Quoted prices in active markets for identical securities.

Level 2 —	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of August 31, 2011:

	Level 1	Level 2	Level 3	Total
Equity
Common Stock(1)	$142,104,020	$97,458,108	$—	$239,562,128
Real Estate Investment Trusts	5,062,825	—	—	5,062,825
Total Equity	147,166,845	97,458,108	—	244,624,953
Short-Term Investments	6,942,581	—	—	6,942,581
Total Investments in Securities	$154,109,426	$97,458,108	$—	$251,567,534
Other Financial Instruments*	$524,554	$425,389	$—	$949,943

(1)
For further breakdown of Common Stock by Industry type, please refer to the Schedule of Investments.
There were no significant transfers between Levels 1 and 2 during the period ended August 31, 2011.
The Fund held no Level 3 securities during the period ended August 31, 2011.

*
Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, written options, and securities held short, which are valued at the unrealized appreciation/depreciation on the instruments.

(b) Options

GAAP requires enhanced disclosures about the Fund’s derivative activities, including how such activities are accounted for and their effect on the Fund’s financial position and results of operations.

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund enters into written call options to hedge against changes in the value of equities. The Fund’s option component of overall investment strategy is often referred to as a “buy-write” strategy (also called a “covered call” strategy), in which the Advisor writes (sells) a call option contract while at the same time owning an equivalent number

TWM GLOBAL EQUITY INCOME FUND
Notes to Financial Statements (Continued)
August 31, 2011 (Unaudited)

of shares of the underlying stock to generate moderate current income. The writing of call options is intended to reduce the volatility of the portfolio and to earn premium income.  Written call options expose the Fund to minimal counterparty credit risk since they are exchange traded and the exchange’s clearing house guarantees the options against default. The Fund may also purchase put options to provide protection against adverse price effects from anticipated changes in prices of securities. In addition, the Fund enters into written put options to hedge against changes in the value of purchased put options.

The Fund may purchase and write call and put options on securities and indices and enter into related closing transactions.  As a holder of a call option, the Fund has the right, but not the obligation, to purchase a security at the exercise price during the exercise period.  As the writer of a call option, the Fund has the obligation to sell the security at the exercise price during the exercise period in the event the option is exercised.  As a holder of a put option, the Fund has the right, but not the obligation, to sell a security at the exercise price during the exercise period.  As the writer of a put option, the Fund has the obligation to buy the underlying security at the exercise price during the exercise period.

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from options written.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or a loss.  If a put option is exercised, the premium is deducted from the cost basis of the security purchased.  The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

When purchasing options, the Fund will recognize a realized loss equal to the premium paid to purchase the option, if the option expires unexercised. The difference between the proceeds received on effecting a closing sale transaction and the premium paid will be recognized as a realized gain or loss.  If a put option is exercised, the premium paid is deducted from the proceeds on the sale of the underlying security in determining whether the Fund has a realized gain or loss.

The fair value of derivative instruments as reported within the Schedule’s of Options Written and Open Futures Contracts as of August 31, 2011 was as follows:

Derivatives not accounted for as hedging instruments	Fair Value
Options	$1,504,930
Futures Contracts	332,316
Total	$1,837,246

TWM GLOBAL EQUITY INCOME FUND
Notes to Financial Statements (Continued)
August 31, 2011 (Unaudited)

The effect of derivative instruments on income for the period March 31, 2011 through August 31, 2011 was as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Period March 31,
Derivatives not accounted for	2011 through
as hedging instruments	August 31, 2011
Options	$167,034
Futures Contracts	(1,814,218)
Total	$(1,647,184)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Period March 31,
Derivatives not accounted for	2011 through
as hedging instruments	August 31, 2011
Options	$617,627
Futures Contracts	332,316
Total	$949,943

Transactions in options written during the period ended August 31, 2011 were as follows:

Call Options	Contracts	Premiums
Outstanding, beginning of period	—	$—
Options written	58,523	4,111,001
Options terminated in closing transactions	(7,756)	(404,265)
Options exercised	(416)	(43,567)
Options expired	(24,909)	(1,540,612)
Outstanding, end of period	25,442	$2,122,557

As of August 31, 2011, the fair value of long positions which served as collateral for call options written was $33,343,082.  The fair value of foreign currency amounting to $76,686 is also pledged as collateral for amounts due to broker and is held within a segregated account at the custodian pursuant to a tri-party agreement between the Fund, custodian and broker.

During the period ended August 31, 2011, 25 options contracts were purchased and 25 purchased options contracts expired. As of August 31, 2011, there were no purchased options contracts outstanding.

(c) Foreign Securities and Currency

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation.  Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund isolates the portion of the results of operations from changes in foreign exchange rates on investments from those resulting from changes in market prices of securities held.  Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement

TWM GLOBAL EQUITY INCOME FUND
Notes to Financial Statements (Continued)
August 31, 2011 (Unaudited)

dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in the exchange rate.

Investments in foreign securities entail certain risks.  There may be a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of the Fund’s investments in certain foreign countries.  Since foreign securities normally are denominated and traded in foreign currencies, the value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies.  There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers.

(d) Futures

The Fund may enter into futures contracts traded on domestic exchanges, including stock index futures contracts.  Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected.  Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract.  Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains and losses.  When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  A stock index futures contract does not involve the physical delivery of the underlying stocks in the index.  As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities.  This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

The risks inherent in the use of futures contracts include 1) adverse changes in the value of such instruments and 2) the possible absence of a liquid secondary market for any particular instrument at any time.  Futures contracts also expose the Fund to counterparty credit risk.  The Fund will not enter into these contracts unless it owns either 1) an offsetting position in the securities or 2) cash and liquid assets with a value marked-to-market daily, sufficient to cover their potential obligations.

(e) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and will make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes.  Therefore, no federal income tax provision has been provided.

As of and during the period ended August 31, 2011, the Fund did not have a liability for any unrecognized tax benefits.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations.  During the period, the Fund did not incur any interest or penalties. The Fund is subject to examination by U.S. federal tax authorities for the tax periods since the commencement of operations.

TWM GLOBAL EQUITY INCOME FUND
Notes to Financial Statements (Continued)
August 31, 2011 (Unaudited)

(f) Distributions to Shareholders

The Fund will distribute any net investment income and any net realized long or short-term capital gains at least annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.  Distributions to shareholders are recorded on the ex-dividend date.  The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.  Income and capital gains distributions may differ from GAAP, primarily due to timing differences in the recognition of income, gains and losses by the Fund.  To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets will be adjusted.

(g) Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

(h) Share Valuation

The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent.  The Fund’s shares will not be priced on the days on which the New York Stock Exchange is closed for trading.  The Fund charges a 2.00% redemption fee on shares redeemed within ninety days of purchase.  These fees are deducted from the redemption proceeds otherwise payable to the shareholder.  The Fund will retain the fee charged as an increase in paid-in capital and such fees become part of the Fund’s daily NAV calculation.

(i) Expenses

Expenses associated with a specific fund in the Trust are charged to that fund.  Common expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.  Expenses directly attributable to a class of shares, which presently only include distribution fees, are recorded to the specific class.

(j) Other

Investment transactions are recorded on the trade date.  The Fund determines the gain or loss from investment transactions based on the first in, first out method.  Dividend income, less foreign withholding tax, is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

(3)	Investment Adviser

The Trust has an Investment Advisory Agreement (the “Agreement”) with the Adviser to furnish investment advisory services to the Fund.  Under the terms of the Agreement, the Trust, on behalf of the Fund, compensates the Adviser for its management services at the annual rate of 0.99% of the Fund’s average daily net assets.

Sub-advisory services are provided to the Fund, pursuant to an agreement between the Adviser and AllianceBernstein L.P.  Under the terms of the agreement, the Adviser compensates AllianceBernstein L.P. based on the Fund’s average daily net assets.

The Adviser has contractually agreed to waive its management fee and/or reimburse the Fund’s other expenses at least through March 31, 2014, at the discretion of the Adviser and the Board of Trustees, to the extent necessary to ensure that the Fund’s operating expenses do not exceed 1.75% and 1.40% (the “Expense Limitation Cap”) of the Fund’s average daily net assets for the Investor Class and Institutional Class shares, respectively.  Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup

TWM GLOBAL EQUITY INCOME FUND
Notes to Financial Statements (Continued)
August 31, 2011 (Unaudited)

amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Expense Limitation Cap in place at the time of waiver; provided, however, that the Adviser shall only be entitled to recoup such amounts over the following three fiscal years.

(4)	Distribution and Shareholder Servicing Plan

The Trust has adopted a plan pursuant to Rule 12b-1 (the “12b-1 Plan”), on behalf of the Fund, which authorizes it to pay Quasar Distributors, LLC (the “Distributor”) a distribution fee of 0.25% of the Fund’s average daily net assets of Investor Class shares for services to prospective Fund shareholders and distribution of Fund shares.   During the period ended August 31, 2011, the Fund accrued expenses of $1 pursuant to the 12b-1 Plan.

The 12b-1 Plan also authorizes payment of a shareholder servicing fee to the Distributor of 0.10% of the average daily net assets of the Investor Class shares.  As of the date of this report, the fee has not been implemented.

(5)	Related Party Transactions

A Trustee of the Trust is affiliated with U.S. Bancorp Fund Services, LLC (“USBFS”) and U.S. Bank, N.A., which provide accounting, administration, transfer agency and custodian services to the Fund.  This same Trustee is an interested person of the Distributor.  The Trust’s Chief Compliance Officer is also an employee of USBFS.  For the period ended August 31, 2011, the Fund was allocated $4,158 of the Trust’s Chief Compliance Officer fee.

(6)	Capital Share Transactions

Transactions in shares of the Fund were as follows:

Institutional Class
Period Ended
August 31, 2011(1)
Shares sold	16,728,209
Shares issued from transfer in-kind	10,255,666
Shares redeemed	(842,497)
Net increase (decrease)	26,141,378

 (1)  The Institutional Class shares commenced operations on March 31, 2011.

Investor Class
Period Ended
August 31, 2011(2)
Shares sold	96
Shares redeemed	—
Net increase (decrease)	96

 (2)  The Investor Class shares commenced operations on May 31, 2011.

(7)	Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments, for the Fund for the period ended August 31, 2011, were $258,912,517 and $2,117,647, respectively.  There were no purchases or sales of U.S. government securities for the Fund.

During the period ended August 31, 2011, the Fund accepted, in accordance with the Rule 17a-7 procedures adopted by the Trust, cash equivalents and securities eligible for investment by the Fund as consideration for Fund shares issued (“Transfer In-Kind”) at a fair value of $102,556,660.

TWM GLOBAL EQUITY INCOME FUND
Notes to Financial Statements (Continued)
August 31, 2011 (Unaudited)

(8)	Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. At August 31, 2011, Tiedemann Trust Company, for the benefit of its customers, held 100% and 100% of the outstanding shares of the Investor and Institutional Classes, respectively.

(9)	New Tax Law

On December 22, 2010, The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed into law.  The Modernization Act is the first major piece of legislation affecting regulated investment companies (“RICs”) since 1986 and it modernizes several of the federal income and excise tax provisions related to RICs.  Some highlights of the enacted provisions are as follows:

New capital losses may now be carried forward indefinitely, and retain the character of the original loss.  Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss.

The Modernization Act contains simplification provisions, which are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests.  Additionally, the Modernization Act exempts RICs from the preferential dividend rule, and repealed the 60-day designation requirement for certain types of pay-through income and gains.

Finally, the Modernization Act contains several provisions aimed at preserving the character of distributions made by a RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

The provisions related to the Modernization Act for qualification testing are effective for the November 30, 2011 taxable year.  The effective date for changes in the treatment of capital losses is the February 29, 2012 taxable year.

(10)	New Accounting Pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.”  ASU No. 2011-04 requires additional disclosures regarding fair value measurements.  Effective for fiscal years beginning after December 15, 2011, and for interim periods within those fiscal years, entities will need to disclose the following:

1)	the amounts of any transfers between Level 1 and Level 2 and the reasons for those transfers; and

2)
for Level 3 fair value measurements, quantitative information about the significant unobservable inputs used, a description of the entity’s valuation processes, and a narrative description of the sensitivity of the fair value measurement to changes in the unobservable inputs and the interrelationship between inputs.

Management is currently evaluating the impact ASU No. 2011-04 will have on the Fund’s financial statement disclosures.

TWM GLOBAL EQUITY INCOME FUND
Basis for Trustees’ Approval of Investment Advisory Agreement
and Sub-Advisory Agreement

The Board of Trustees (the “Trustees”) of Trust for Professional Managers (the “Trust”) met on February 4, 2011 to consider the initial approval of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust, on behalf of the TWM Global Equity Income Fund (the “Fund”), a series of the Trust, and Tiedemann Wealth Management, LLC, the Fund’s investment adviser (the “Adviser”).  In addition, the Trustees also considered the approval of the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement”) for the Fund between the Adviser and AllianceBernstein L.P. (the “Sub-Adviser”).

In advance of the February 4, 2011 meeting, the Trustees requested and received materials to assist them in considering the approval of the Advisory Agreement and the Sub-Advisory Agreement.  The materials provided contained information with respect to the factors enumerated below, including copies of the Advisory Agreement and the Sub-Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the approval of the Advisory Agreement and the Sub-Advisory Agreement, detailed comparative information relating to the advisory and sub-advisory fees and other expenses of the Fund, due diligence materials relating to the Adviser and the Sub-Adviser (including due diligence questionnaires completed on behalf of the Fund by the Adviser and the Sub-Adviser, copies of the Adviser’s and Sub-Adviser’s Form ADV, bibliographic information regarding the Adviser’s and the Sub-Adviser’s key management and compliance personnel, comparative fee information relating to the Fund and a summary detailing key provisions of the Adviser’s written compliance program, including its Code of Ethics) and other pertinent information.

The Trustees noted that representatives from the Adviser and the Sub-Adviser, including Brooke Connell, Managing Director of the Adviser, Kevin Moran, Chief Compliance Officer and General Counsel of the Adviser, and Josh Lisser, Chief Investment Officer of Index Strategies for the Sub-Adviser, attended a telephonic meeting of the Trustees held on November 30, 2010, during which the Trustees were provided with information concerning the investment process that would be applied to select investments of the Fund and a review of the background and experience of Mr. Lisser and Eugene Shen, Derivatives Researcher of the Sub-Adviser, who would serve as the Fund’s portfolio managers.  At the November 30, 2010 telephonic meeting, Mr. Connell also reviewed the background and experience of the Adviser and its operations and staff who would provide management services to the Fund, and provided information concerning the Adviser’s marketing efforts and the personnel who would lead those efforts on behalf of the Fund.  The Trustees also noted that the meeting with Mr. Connell, Mr. Moran and Mr. Lisser included a discussion of the compliance programs and operations of the Adviser and the Sub-Adviser.

Based on their evaluation of the information provided by the Adviser, in conjunction with the Fund’s other service providers, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the Advisory Agreement for an initial term ending two years following the Fund’s commencement of operations pursuant to an effective registration statement.  In addition, based on their evaluation of the information provided by the Adviser and the Sub-Adviser, in conjunction with the Fund’s other service providers, the Trustees, by a unanimous vote (including a separate vote of the Independent Trustees), approved the Sub-Advisory Agreement for an initial term ending two years following the Fund’s commencement of operations pursuant to an effective registration statement.

DISCUSSION OF FACTORS CONSIDERED REGARDING THE ADVISORY AGREEMENT

In considering the approval of the Advisory Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.	NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED TO THE FUND

The Trustees considered the nature, extent and quality of services to be provided by the Adviser to the Fund.  In reviewing the Advisory Agreement, the Trustees considered certain matters, including, but not limited to the

TWM GLOBAL EQUITY INCOME FUND
Basis for Trustees’ Approval of Investment Advisory Agreement
and Sub-Advisory Agreement (Continued)

following:  (1) the quality of services that would be provided to the Fund by the Adviser; (2) the fact that the Fund will benefit from the depth of investment talent and resources of the Adviser; (3) the proposed management fee structure under the Advisory Agreement; (4) the fact that the Adviser agreed to maintain an expense limitation agreement on behalf of the Fund; and (5) other factors deemed relevant.  The Trustees also considered information provided by the Adviser prior to the February 4, 2011 meeting relating to the Adviser’s code of ethics and compliance and control procedures and objectives with respect to providing investment advisory services to the Fund.  The Trustees concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality and extent of the management services to be provided to the Fund were satisfactory and reliable.

2.	INVESTMENT PERFORMANCE OF THE ADVISER

The Trustees noted that the Adviser did not currently manage any other products using an investment strategy substantially similar to that of the Fund, and as such no comparative performance information was available.

3.	COSTS OF SERVICES AND PROFITS REALIZED BY THE ADVISER

The Trustees considered the cost of services and the structure of the Adviser’s proposed advisory fees, including a review of the expense analyses and other pertinent material with respect to the Fund.  The Trustees reviewed the related statistical information and other materials provided, including the comparative expenses, expense components and peer group selection.  The Trustees considered data relating to the cost structure of the Fund relative to a peer group of global large cap core funds, as compiled by Lipper, Inc.  The Trustees considered the Fund’s proposed management fee of 1.10%, noting that the fee fell into the fourth quartile and was above the peer group average fee of 0.696%.  The Board further noted that the Adviser had agreed to waive its management fee and/or reimburse Fund expenses for at least a three-year period, so that the Fund’s total annual fund operating expenses do not exceed 2.35% and 2.00% of the Fund’s average annual assets for Investor Class shares and Institutional Class shares, respectively, which put the Fund’s total expense ratio for each class in the fourth quartile and above the peer group average of 1.528%, which fell into the third quartile.  In light of the peer group comparative data, the Trustees discussed reductions in the Fund’s proposed management fee and expense structure with Mr. Connell and Mr. Moran.  The Trustees also considered the overall profitability of the Adviser that may result from its management of the Fund, reviewing the Adviser’s financial information and noting that the Adviser planned to subsidize the Fund’s operations during an initial start-up period.  The Trustees also examined the level of profits that could be expected to accrue to the Adviser from the fees payable under the Advisory Agreement and the expense subsidization undertaken by the Adviser, as well as payment of sub-advisory fees by the Adviser to the Sub-Adviser out of its investment advisory fee.

The Trustees concluded that, subject to the Adviser’s reduction of the management fee to 1.00% (or lower), and a corresponding reduction of the expense cap for each share class of the Fund, the Fund’s expenses and the fees paid to the Adviser were fair and reasonable in light of the comparative expense and advisory fee information and the investment management services to be provided by the Adviser.  The Trustees further concluded that the Adviser’s profit from sponsoring the Fund would not be excessive and would enable the Adviser to maintain adequate profit levels to support its provision of advisory services to the Fund.

4.	EXTENT OF ECONOMIES OF SCALE AS THE FUND GROWS

The Trustees reviewed the structure of the Adviser’s management fees and discussed potential economies of scale (and if such economies are realized, how they would be shared with shareholders).  The Trustees concluded that the potential economies of scale that the Fund might realize would be achievable under the structure of the Adviser’s proposed management fee and the Fund’s expenses.  With respect to the Adviser’s

TWM GLOBAL EQUITY INCOME FUND
Basis for Trustees’ Approval of Investment Advisory Agreement
and Sub-Advisory Agreement (Continued)

fee structure and any applicable expense waivers, the Trustees concluded that the realized and potential economies of scale with respect to the Fund were acceptable.

5.	BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE FUND

The Trustees considered the direct and indirect benefits that could be received by the Adviser from its association with the Fund.  The Trustees concluded that the benefits the Adviser may receive, such as greater name recognition or the ability to attract additional investor assets, appear to be reasonable, and in many cases may benefit the Fund.

CONCLUSIONS WITH RESPECT TO THE ADVISORY AGREEMENT

The Trustees considered all of the foregoing factors.  In considering the Advisory Agreement, the Trustees did not identify any one factor as all-important, but rather considered all of these factors collectively in light of the Fund’s surrounding circumstances.  Based on this review, the Trustees, including a majority of the Independent Trustees, approved the Advisory Agreement as being in the best interests of the Fund and its shareholders.

DISCUSSION OF FACTORS CONSIDERED REGARDING THE SUB-ADVISORY AGREEMENT

In considering the approval of the Sub-Advisory Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.	NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED TO THE FUND

The Trustees considered the Sub-Adviser’s responsibilities in all aspects of day-to-day management of the Fund, as well as the qualifications, experience and responsibilities of the Fund’s portfolio managers, Mr. Lisser and Mr. Shen, as well as other key personnel at the Sub-Adviser.  The Trustees also considered information provided by the Sub-Adviser prior to the February 4, 2011 meeting relating to the Sub-Adviser’s code of ethics and compliance and control procedures and objectives with respect to providing sub-advisory services to the Fund.  The Trustees also noted that proxy voting for the Fund would be delegated to the Sub-Adviser under the Sub-Advisory Agreement, and reviewed the Sub-Adviser’s proxy voting policies.  The Trustees concluded that the Sub-Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Sub-Advisory Agreement and that the nature, overall quality and extent of investment management services provided to the Fund were satisfactory.

2.	INVESTMENT PERFORMANCE OF THE SUB-ADVISER

The Trustees noted that the Sub-Adviser did not currently manage any other products using an investment strategy substantially similar to that of the Fund, and as such no comparative performance information was available.

3.	COSTS OF SERVICES AND PROFITS REALIZED BY THE SUB-ADVISER

The Trustees reviewed and considered the sub-advisory fees payable by the Adviser to the Sub-Adviser under the Sub-Advisory Agreement.  The Trustees noted that the Adviser had previously confirmed to the Trustees that the sub-advisory fees payable under the Sub-Advisory Agreement were reasonable in light of the quality of the services to be performed by the Sub-Adviser.  The Trustees noted that because the sub-advisory fees would be paid by the Adviser, the overall advisory fee paid by the Fund would not be directly affected by the Sub-Adviser’s sub-advisory fee.  Consequently, the Trustees did not consider the costs of services to be provided by the Sub-Adviser or its profitability from its relationship with the Fund because the Trustees did not consider these factors as relevant.  Based on all these factors, the Trustees concluded that the sub-advisory

TWM GLOBAL EQUITY INCOME FUND
Basis for Trustees’ Approval of Investment Advisory Agreement
and Sub-Advisory Agreement (Continued)

fees to be paid to the Sub-Adviser by the Adviser were reasonable in light of the services provided by the Sub-Adviser.

4.	EXTENT OF ECONOMIES OF SCALE AS THE FUND GROWS

Since the sub-advisory fees payable to the Sub-Adviser would not be paid by the Fund, the Trustees did not consider whether the sub-advisory fees should reflect any potential economies of scale that might be realized as the Fund’s assets increase, but did note that the fee schedule did allow for breakpoints in the sub-advisory fee based on the growth of Fund assets.

5.	BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE FUND

The Trustees considered the direct and indirect benefits that could be received by the Sub-Adviser from its association with the Fund.  The Trustees concluded that the benefits that the Sub-Adviser may receive appear to be reasonable.

CONCLUSIONS WITH RESPECT TO THE SUB-ADVISORY AGREEMENT

In considering the Sub-Advisory Agreement, the Trustees did not identify any one factor as all-important, but rather considered these factors collectively in light of the Fund’s surrounding circumstances.  Based on this review and recommendation, the Trustees, including a majority of the Independent Trustees, approved the Sub-Advisory Agreement as being in the best interests of the Fund and its shareholders.

TWM GLOBAL EQUITY INCOME FUND
Notice of Privacy Policy & Practices

We collect non-public personal information about you from the following sources:

•information we receive about you on applications or other forms;

•information you give us orally; and

•information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

TWM GLOBAL EQUITY INCOME FUND
Additional Information
(Unaudited)

Indemnifications

Under the Fund’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 1-855-TWM-FUND (1-855-896-3863).

Independent Trustees

Number of
		Term of		Portfolios
	Position(s)	Office and		in Trust	Other
Name,	Held with	Length of	Principal Occupation(s)	Overseen	Directorships
Address and Age	the Trust	Time Served	During the Past Five Years	by Trustee	Held by Trustee
Dr. Michael D. Akers	Trustee	Indefinite	Professor and Chair of Accounting,	30	Independent Trustee, USA
615 E. Michigan St.		Term; Since	Marquette University (2004–present);		MUTUALS (an open-end
Milwaukee, WI 53202		August 22,	Associate Professor of Accounting,		investment company with
Age: 56		2001	Marquette University (1996–2004).		two portfolios).

Gary A. Drska	Trustee	Indefinite	Pilot, Frontier/Midwest Airlines, Inc.	30	Independent Trustee, USA
615 E. Michigan St.		Term; Since	(airline company) (1986–Present);		MUTUALS (an open-end
Milwaukee, WI 53202		August 22,	Director, Flight Standards & Training		investment company with
Age: 54		2001	(1990–1999).		two portfolios).

Jonas B. Siegel	Trustee	Indefinite	Managing Director, Chief Administrative	30	Independent Trustee,
615 E. Michigan St.		Term; Since	Officer (“CAO”) and Chief Compliance		Gottex Multi-Asset
Milwaukee, WI 53202		October 23,	Officer (“CCO”), Granite Capital		Endowment Fund complex
Age: 68		2009	International Group, L.P. (an investment		(three closed-end
			management firm) (1994–Present); Vice		investment companies);
			President, Secretary, Treasurer and CCO		Independent Trustee,
			of Granum Series Trust (an open-end		Gottex Multi-Alternatives
			investment company) (1997–2007);		Fund complex (three
			President, CAO and CCO, Granum		closed-end investment
			Securities, LLC (a broker-dealer)		companies); Independent
			(1997–2007).		Trustee, Ramius IDF,
LLC (a closed-end
investment company).

TWM GLOBAL EQUITY INCOME FUND
Additional Information (Continued)
(Unaudited)

Interested Trustee and Officers

Number of
		Term of		Portfolios
	Position(s)	Office and		in Trust	Other
Name,	Held with	Length of	Principal Occupation(s)	Overseen	Directorships
Address and Age	the Trust	Time Served	During the Past Five Years	by Trustee	Held by Trustee
Joseph C. Neuberger(1)	Chairperson,	Indefinite	Executive Vice President, U.S. Bancorp	30	Trustee, Buffalo Funds
615 E. Michigan St.	President	Term; Since	Fund Services, LLC (1994–Present).		(an open-end investment
Milwaukee, WI 53202	and Trustee	August 22,			company with ten
Age: 49		2001			portfolios); Trustee, USA
MUTUALS (an open-end
investment company with
two portfolios).

John Buckel	Vice President,	Indefinite	Mutual Fund Administrator,	N/A	N/A
615 E. Michigan St.	Treasurer and	Term; Since	U.S. Bancorp Fund Services, LLC
Milwaukee, WI 53202	Principal	January 10,	(2004–present); UMB Investment
Age: 54	Accounting	2008 (Vice	Services Group (2000–2004).
	Officer	President);
Since
September 10,
2008
(Treasurer)

Robert M. Slotky	Vice President,	Indefinite	Senior Vice President, U.S. Bancorp	N/A	N/A
615 E. Michigan St.	Chief	Term; Since	Fund Services, LLC (2001–Present).
Milwaukee, WI 53202	Compliance	January 26,
Age: 64	Officer and	2011
Anti-Money
Laundering
Officer

Rachael A. Spearo	Secretary	Indefinite	Vice President and Legal Compliance	N/A	N/A
615 E. Michigan St.		Term; Since	Officer, U.S. Bancorp Fund Services,
Milwaukee, WI 53202		November 15,	LLC (2004–present).
Age: 32		2005

Jennifer A. Lima	Assistant	Indefinite	Mutual Fund Administrator, U.S. Bancorp	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	Fund Services, LLC (2002–present).
Milwaukee, WI 53202		January 10,
Age: 37		2008

Jesse J. Schmitting	Assistant	Indefinite	Mutual Fund Administrator, U.S. Bancorp	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	Fund Services, LLC (2008–present).
Milwaukee, WI 53202		July 21,
Age: 29		2011

(1)
Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act. Mr. Neuberger is an interested person of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC, the Fund’s principal underwriter.

A NOTE ON FORWARD LOOKING STATEMENTS (Unaudited)

Except for historical information contained in this report for the Funds, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Securities Litigation Reform Act of 1995.  These include any Adviser, sub-adviser or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets.  These statements involve risks and uncertainties.  In addition to the general risks described for the Funds in the current Prospectus, other factors bearing on this report include the accuracy of the Adviser’s, sub-adviser’s or portfolio manager’s forecasts and predictions, and the appropriateness of the investment programs designed by the Adviser, sub-advisor or portfolio manager to implement their strategies efficiently and effectively.  Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Funds to differ materially as compared to benchmarks associated with the Funds.

ADDITIONAL INFORMATION (Unaudited)

The Fund has adopted proxy voting policies and procedures that delegate to the Adviser the authority to vote proxies. A description of the Fund’s proxy voting policies and procedures is available without charge, upon request, by calling the Fund toll free at 1-855-896-3863. A description of these policies and procedures is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Fund’s proxy voting record for the most recent 12-month period ended June 30 is available without charge, upon request, by calling, toll free, 1-855-896-3863, or by accessing the SEC’s website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Fund files the schedule of portfolio holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters). Shareholders may view the Fund’s Forms N-CSR and N-Q on the SEC’s website at www.sec.gov. Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the SEC’s Public Reference Room may be obtained by calling 1-202-551-8090 (direct) or 1-800-SEC-0330 (general SEC number).

TWM GLOBAL EQUITY INCOME FUND

Investment Adviser	Tiedemann Wealth Management, LLC
520 Madison Avenue
26th Floor
New York, New York 10022

Sub-Adviser	AllianceBernstein L.P.
1345 Avenue of the Americas
New York, New York 10105

Legal Counsel	Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202

Independent Registered Public	Cohen Fund Audit Services, Ltd.
Accounting Firm	800 Westpoint Parkway
Suite 1100
Westlake, Ohio 44145

Transfer Agent, Fund Accountant and	U.S. Bancorp Fund Services, LLC
Fund Administrator	615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian	U.S. Bank, N.A.
Custody Operations
1555 North River Center Drive
Milwaukee, Wisconsin 53212

Distributor	Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)   Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)*   /s/  Joseph Neuberger
Joseph Neuberger, President

Date     November 1, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/  Joseph Neuberger
Joseph Neuberger, President

Date      November 1, 2011

By (Signature and Title)*   /s/ John Buckel
John Buckel, Treasurer

Date     November 1, 2011

* Print the name and title of each signing officer under his or her signature.